Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Warrants (Tables) [Line Items]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Securities Into Which	Total Warrants	Warrants Recorded	Exercise	Expiration
	Warrants are Convertible	Outstanding	as Liabilities	Price	Date

.	Common stock	6,128,379	1,999,033	$2.60	August and September 2018
	Common stock	717,905	717,905	$4.04	June and August 2014
	Common stock	552,186	552,186	$4.22	December 2014 and January 2015
	Common stock	7,740	—	$77.52	June and August 2014
	Common stock	1,022	—	$83.49	December 2014 and January 2015
	Common stock	960	—	$145.90	December 2015
	Common stock	2,047	—	$149.09	July 2015
	Common stock	30,192	—	$154.05	July 2015
	Common stock	2,012	—	$298.17	December 2014 and November 2015

	Total	7,442,443	3,269,124

	Securities Into Which	Total Warrants	Warrants Recorded	Exercise	Expiration
	Warrants are Convertible	Outstanding	as Liabilities	Price	Date

.	Common stock	6,128,379	6,128,379	$2.60	August and September 2018
	Common stock	717,905	717,905	$4.04	June and August 2014
	Common stock	552,186	552,186	$4.22	December 2014 and January 2015
	Common stock	7,740	—	$77.52	June and August 2014
	Common stock	1,022	—	$83.49	December 2014 and January 2015
	Common stock	960	—	$145.90	December 2015
	Common stock	2,047	—	$149.09	July 2015
	Common stock	30,192	—	$154.05	July 2015
	Common stock	2,012	—	$298.17	December 2014 and November 2015

	Total	7,442,443	7,398,470

Warrant [Member]
Warrants (Tables) [Line Items]
Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Table Text Block]
		March 31, 2014	March 31, 2013

Risk-free interest rate	0	0.05% - 1.15%	0.05% - 0.18%
Expected remaining term		0.21 - 3.60 Years	0.14 - 1.39 Years
Expected volatility		89.00% - 110.83%	94.54% - 128.32%
Dividend yield		0%	0%

	December 31, 2013		December 31, 2012

Risk-free interest rate	0.09% - 1.36%	0	0.08% - 0.21%
Expected remaining term	0.46 - 3.80 Years		0.38 - 1.58 Years
Expected volatility	95.39% - 118.65%		117.58% - 131.42%
Dividend yield	0%		0%